Share-based payments	3 Months Ended
Mar. 31, 2024
Share-based payments
Share-based payments

5. Share-based payments

During the three months ended March 31, 2024 and 2023, the Group recognized share-based payment expenses of EUR 487k and EUR 1,578k, respectively, as follows:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Cost of sales	—	(22)
Research and development expenses	152	207
Selling and distribution expenses	41	30
General and administrative expenses	1,330	217
Other operating expenses	55	57
Total	1,578	487

Expense recognized for the equity-settled programs was as follows:

	Three months ended March 31,
Program	2023	2024
	EUR k	EUR k
LTIP Stock Options	975	90
RSU Supervisory Board	55	57
New VSOP	57	—
Prior VSOP	(51)	4
LTIP RSUs	542	336
Total	1,578	487

On March 1, 2022, CureVac granted 130,000 options to the Executive Board. All grants were made under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of March 31, 2024, none of the options were exercised. As the former CEO left the Group, by the end of the three months ended March 31, 2023, all of his remaining unvested awards were subject to accelerated vesting. As of December 31, 2023, none of these options had been exercised.

The expenses recognized for employee services received under the LTIP Stock Options during the three months ended March 31, 2024, is in the amount of EUR 90k (2023: EUR 975k) and is included in general and administrative expenses and selling and distribution expenses.

In 2021, as part of the LTIP program, the Group awarded RSUs (restricted stock units) to senior executives as well as Supervisory Board members. On June 24, 2021, the Group awarded 10,956 RSUs to Supervisory Board members and on December 23, 2021, the Group awarded 63,095 RSUs to the Executive Board and various key employees. Up to March 31, 2024, 66,686 RSUs were settled. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified.

On June 22, 2022, the Group awarded 36,902 RSUs to Supervisory Board members and 188,986 RSUs to the Executive Board and various key employees. On November 30, 2022, the Group awarded further 7,633 RSU awards to key employees who joined the Group during fiscal 2022. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified. Up to March 31, 2024, 159,931 RSUs were settled.

Effective July 1, 2022, CureVac N.V. acquired all shares of Frame Pharmaceuticals B.V., Amsterdam, Netherlands (formerly Frame Pharmaceuticals), now CureVac Netherlands B.V. On July 1, 2022, CureVac awarded 89,655 RSUs to the former Frame employees. The related RSU expense is recorded in the functional cost category to which the award recipients’ costs are classified. Up to March 31, 2024, 29,881 RSUs were settled.

On March 31, 2023, the Group awarded 92,701 RSUs to the Supervisory Board members and 646,914 RSUs to the Executive Board and various key employees. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified. Up to March 31, 2024, 295,390 RSUs were settled.

The expenses recognized for employee services received under the LTIP RSUs during the three months ended March 31, 2024, is in an amount of EUR 336k (2023: EUR 542k) and is included in research and development expenses, general and administrative expenses, selling and distribution expenses and cost of sales. The RSU expense related to Supervisory Board members recognized during the three months ended March 31, 2024, in an amount of EUR 57k (2023: EUR 55k) is included in other operating expenses.

Exercise of options

Under the New VSOP plan, no options were exercised within the three months ended March 31, 2024.

On the third anniversary after IPO i.e., on August 14, 2023, a fourth 10% portion of the (vested) virtual shares became exercisable because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were again reached. The beneficiaries declared the exercise of their then exercisable 786,746 virtual shares by March 22, 2024, and CureVac received 786,746 shares from the old shareholders on that day. On March 26, 2024, CureVac transferred 786,746 shares to the exercising beneficiaries.